AT&T Agreement (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
AT&T Agreement (Details) [Line Items]
Cash consideration			$ 2
Equipment term			7 years
Termination term			3 years
Sale-leaseback financing method			$ 4,700
Minimum lease payments			$ 5,000
Exercise price (in Dollars per share)			$ 0.01
AT&T Warrants vested percentage			60.00%	60.00%
Interest rate percentage			6.00%
Class D Redeemable Preferred Stock [Member]
AT&T Agreement (Details) [Line Items]
Stock purchase (in Shares)		21,221,299
Exercise price (in Dollars per share)		$ 2.89
Granted additional warrants to purchase stock (in Shares)		1,910,158
Warrants expire term			10 years
Interest rate percentage			66.60%
Fair value			$ 5	$ 11,000
Class A Common Stock [Member]
AT&T Agreement (Details) [Line Items]
Exercise price (in Dollars per share)	$ 0.01
Granted additional warrants to purchase stock (in Shares)	468,678
Warrant issued (in Shares)		6,947,447
Warrants expire term			20 years
Fair value			$ 774